Stock-Based Compensation (Summary of Stock Options Outstanding) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 $35.76 [Member]	Dec. 31, 2012 $41.43 [Member]	Dec. 31, 2012 $42.34 [Member]	Dec. 31, 2012 $35.76 - $42.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price					$ 35.76	$ 42.34	$ 35.76	$ 41.43	$ 42.34
Number Outstanding	1,556	1,156	983	1,060			754	242	560	1,556
Weighted-Average Remaining Contractual Life							9 years 4 months 24 days	7 years 4 months 24 days	8 years 4 months 24 days	8 years 8 months 12 days